As filed with the Securities and Exchange Commission on December 22, 2003
                                                     Registration No. 333-102680

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No.     [X] Post-Effective Amendment No. 1
                                    ---                                  ---

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
                    (Address of Principal Executive Offices)

                                 (612) 303-4928
                  (Registrant's Area Code and Telephone Number)

                                 Richard Ertel
                       U.S. Bancorp Asset Management, Inc.
                          800 Nicollet Mall, BC-MN-H210
                           Minneapolis, MN 55402-7020
                     (Name And Address Of Agent For Service)

                                    Copy To:

                              Mark D. Perlow, Esq.
                           Kirkpatrick & Lockhart LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

[X] Immediately upon filing pursuant to paragraph (b)
[ ] On ________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On ________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     o    Cover Sheet
     o    Contents of Registration Statement
     o    Part A - Prospectus/Proxy Statement*
     o    Part B - Statement of Additional Information*
     o    Part C - Other Information
     o    Signature Page
     o    Exhibits

* Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-102680, on January 23, 2003 and subsequently filed in definitive form pursuant to Rule 497.

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the definitive Plan of Reorganization and Termination (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12).

                                     PART C
                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

         The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

         On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act, as amended, and will be governed by the final adjudication of such issue.

         The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 16. EXHIBITS

         (1)(a) Amended and Restated Articles of Incorporation, as amended through April 2, 1998 (Incorporated by reference to Exhibit
                  (1) to Post-Effective Amendment No. 36, Filed on April 15, 1998 (File Nos. 33-16905, 811-05309)).

         (1)(b) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

         (1)(c) Articles Supplementary, designating new Series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61, Filed on April 30, 2002 (File Nos. 33-16905,
                  811-05309)).

         (1)(d) Articles Supplementary designating new Series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment
                  No. 64, Filed on October 24, 2002 (File Nos. 33-16905, 811-05309)).


         (1)(e) Articles Supplementary designating new Series (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment
                  No. 66, Filed on January 28, 2003 (File Nos. 33-16905, 811-05309)).


        *(2)      Bylaws, as amended through December 4, 2002.

         (3)      Not applicable.

       **(4)      Plan of Reorganization and Termination.

         (5)      Not applicable.

         (6)(a) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association, as amended and supplemented through August 1994, and assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001 (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (6)(b) Exhibit A to Investment Advisory Agreement (series and advisory fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 64, Filed on October 24, 2002 (File Nos. 33-16905, 811-05309)).

         (6)(c) Supplement to Advisory Agreement Relating to International Fund dated December 31, 1993 (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (6)(d) Supplement to Advisory Agreement Relating to Emerging Markets Fund dated July 23, 1998 (Incorporated by reference to Exhibit
                  (d)(4) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (6)(e) Supplement to Advisory Agreement Relating to Strategic Income Fund dated July 24, 1998 (Incorporated by reference to Exhibit
                  (d)(5) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (6)(f) Sub-Advisory Agreement dated July 1, 2001, between U.S. Bancorp Piper Jaffray Asset Management, Inc. and Clay Finlay Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

         (6)(g) Sub-Advisory Agreement dated July 23, 1998, between U.S. Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001, and Marvin & Palmer Associates, Inc., with respect to Emerging Markets Fund (Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

         (6)(h) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001, and Federated Global Investment Management Corp., with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

         (7)(a) Distribution Agreement [Class A and Class Y Shares,] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(1) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (7)(b) Distribution and Service Agreement [Class B] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(2) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (7)(c) Distribution and Service Agreement [Class C] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(3) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (7)(d) Shareholder Service Plan and Agreement [Class S] between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(4) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (7)(e) Dealer Agreement (Incorporated by reference to Exhibit e(5) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

         (8) Deferred Compensation Plan for Directors Trust Agreement dated January 1, 2000 (Incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (9)(a) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association, as supplemented through August 1994 (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18 (File Nos. 33-16905, 811-05309)).

         (9)(b) Supplement dated March 15, 1994, to Custodian Agreement dated September 20, 1993 (File Nos. 33-16905, 811-05309).

         (9)(c) Further Supplement dated November 21, 1997, with respect to International Index Fund, and July 23, 1998, with respect to Strategic Income Fund and Emerging Markets Fund, to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

         (9)(d) Compensation Agreement pursuant to Custodian Agreement dated September 20, 1993, as amended (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

         (9)(e) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 41, Filed on December 2, 1998 (File Nos. 33-16905, 811-05309)).

         (9)(f) Further Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 44, Filed on January 28, 2000 (File Nos. 33-16905, 811-05309)).

         (9)(g) Compensation Agreement dated as of February 21, 2002, pursuant to Custodian Agreement dated September 20, 1993, as amended (Incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 64, Filed on October 24, 2002 (File Nos. 33-16905, 811-05309)).

         (10)(a) Distribution Plan [Class A], Retail Class (Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (10)(b) Distribution Plan [Class B] Contingent Deferred Sales Change Class. (Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (10)(c)  Service Plan [Class B] (Incorporated by reference to Exhibit
                  (15)(c) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (10)(d) Distribution Plan [Class C] Level-Load Class (Incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment
                  No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

         (10)(e)  Service Plan [Class C] (Incorporated by reference to Exhibit
                  (m)(5) to Post-Effective Amendment No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

         (10)(f) Multiple Class Plan Pursuant to Rule 18f-3, dated June 1, 2001 (Incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

        *(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the issuance of shares.

       **(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding tax matters.

         (13)     Not applicable.

        *(14)     Consent of Ernst & Young LLP.

         (15)     None.

        *(16)     Power of Attorney.

        *(17)(a)  Form of Large Cap Growth Fund Proxy Card.

        *(17)(b)  Form of Health Sciences Fund Proxy Card.

        *(17)(c)  Form of Mid Cap Growth Fund Proxy Card.

        *(17)(d)  Form of Small Cap Growth Fund Proxy Card.

        *(17)(e)  Form of Emerging Markets Fund Proxy Card.

        *(17)(f)  Form of Bond IMMDEXTM Fund Proxy Card.

        *(17)(g)  Form of High Yield Bond Fund Proxy Card.

        *(17)(h)  Forms of Voting Instructions

-----------------------------

* Incorporated by reference from Form N-14 filed on January 23, 2003 (File No. 333-102680).
**     Filed herewith.

ITEM 17. UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

         (3) The undersigned Registrant agrees to file an amendment to the Registration Statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion and consent of Kirkpatrick & Lockhart LLP regarding tax matters, within a reasonable time after closing of the Reorganizations.

                                   SIGNATURES

      As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Minneapolis and State of Minnesota, on the 22nd day of December, 2003.

                                        FIRST AMERICAN INVESTMENT FUNDS, INC.

                                        Registrant

                                        By:  /s/ Thomas S. Schreier, Jr.
                                             ---------------------------
                                             Thomas S. Schreier, Jr.

      As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                 Date
---------                             -----                                 ----

/s/ Thomas S. Schreier, Jr.           President                             **
-------------------------------
Thomas S. Schreier, Jr.

                                      Treasurer (principal                  **
/s/ Joseph M. Ulrey, III              financial/accounting officer)
-------------------------------
Joseph M. Ulrey, III

                                      Director                              **
-------------------------------
*Benjamin R. Field III

                                      Director                              **
-------------------------------
*Mickey P. Foret

                                      Director                              **
-------------------------------
*Roger A. Gibson

                                      Director                              **
-------------------------------
*Victoria J. Herget

                                      Director                              **
-------------------------------
*Leonard W. Kedrowski

                                      Director                              **
-------------------------------
*Richard K. Riederer

                                      Director                              **
-------------------------------
*Joseph D. Strauss

                                      Director                              **
-------------------------------
*Virginia L. Stringer

                                      Director                              **
-------------------------------
*James M. Wade


By:  /s/ Richard J. Ertel
     --------------------------
     *Richard J. Ertel
     Attorney-in-fact
     **December 22, 2003

                                    Exhibits
                                    --------

(4)      Plan of Reorganization and Termination

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding tax matters